RECOVERABLE TAXES AND INCOME TAX AND SOCIAL CONTRIBUTIONS- Income tax and social contributions (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Current assets:
Anticipations / Negative balance	R$ 2,382,899	R$ 2,420,165
IRPJ and CSLL
Current assets:
Anticipations / Negative balance	2,382,899	2,420,165
Noncurrent assets:
Deferred	463,451	553,409
Noncurrent liabilities:
Deferred	R$ 3,978,754	R$ 8,315,386